UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

USA Mutuals Vice Fund
Portfolio of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Administrative & Support Services - 0.7%
Mastercard, Inc. - Class A	4,000	$1,058,120
		1,058,120
Aerospace & Defense - 25.3%*
General Dynamics Corp.	30,000	5,454,600
Honeywell International, Inc.	15,700	2,741,063
L3 Technologies, Inc.	16,500	4,045,305
Lockheed Martin Corp.	18,800	6,834,552
Northrop Grumman Corp.	17,700	5,719,047
Raytheon Co.	36,300	6,311,844
The Boeing Co.	19,000	6,916,190
United Technologies Corp.	12,500	1,627,500
		39,650,101
Alcoholic Beverages - 25.3%*
Anheuser-Busch InBev S.A./N.V. (b)	35,000	3,097,916
Brown-Forman Corp. - Class B (i)	145,750	8,078,922
Carlsberg A/S- Class B (b)	15,000	1,988,529
Constellation Brands, Inc. - Class A (i)	39,150	7,710,201
Davide Campari-Milano S.p.A (b)	160,000	1,567,379
Diageo PLC - ADR (b)(i)	42,500	7,323,600
Heineken N.V. (b)	45,000	5,021,775
Pernod Ricard S.A. (b)	26,500	4,883,078
		39,671,400
Casinos, Gambling & Lotteries - 31.9%*
Boyd Gaming Corp.	45,000	1,212,300
Churchill Downs, Inc.	69,000	7,939,830
Galaxy Entertainment Group Ltd. (b)	1,180,000	7,953,070
Las Vegas Sands Corp.	131,000	7,740,790
Melco Crown Entertainment Ltd. - ADR (b)(i)	173,900	3,777,108
MGM Resorts International (i)	200,000	5,714,000
Sands China Ltd. (b)	900,000	4,303,161
Wynn Macau Ltd. (b)	1,574,600	3,527,465
Wynn Resorts Ltd.	64,000	7,935,360
		50,103,084
Pharmaceuticals - 3.1%
Aurora Cannabis, Inc. (a)(b)(i)	167,500	1,312,321
Canopy Growth Corp. (a)(b)(i)	34,500	1,392,856
Cronos Group, Inc. (a)(b)(i)	85,000	1,363,713
HEXO Corp. (a)(b)(i)	150,000	800,657
		4,869,547
Restaurants & Other Eating Places - 0.5%
Starbucks Corp. (i)	10,000	838,300
		838,300
Tobacco Manufacturing - 12.2%
Altria Group, Inc.	127,000	6,013,450
Japan Tobacco, Inc. (b)	172,000	3,796,077
KT&G Corp. (b)	44,750	3,817,499
Philip Morris International, Inc.	71,000	5,575,630
		19,202,656
Total Common Stocks (Cost $104,881,918)		155,393,208

PREFERRED STOCKS - 0.0% (k)
Aerospace & Defense - 0.0% (k)
Rolls-Royce Holdings PLC - C Share (a)(b)	2,300,000	2,921
Alcoholic Beverages - 0.0% (k)
Zodiac Spirits, LLC - Class A (a)(d)(e)(f)(g)	5,000	12,500
Total Preferred Stocks (Cost $5,002,963)		15,421

	Principal Amount
CORPORATE BOND - 0.0%
Tobacco Manufacturing - 0.0%
Bio Soil Enhancers, Inc.
Maturity Date 11/24/2020, Coupon Rate 12.00% (d)(e)(g)(h)	$1,500,000	–
Total Corporate Bond (Cost $1,500,000)		–

WARRANTS - 0.0% (k)	Shares
Tobacco Manufacturing 0.0% (k)
Bio Soil Enhancers, Inc. (a)(d)(e)(g)	150,000	750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT - 1.0%
Investment Company - 1.0%
First American Treasury Obligations Fund - Class X, 2.30% (c)	1,630,752	1,630,752
Total Short-Term Investment (Cost $1,630,752)		1,630,752

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 14.5%
Mount Vernon Liquid Assets Portfolio, LLC , 2.54% (c)(j)	22,707,018	22,707,018
Total Investments Purchased with Cash
Proceeds from Securities Lending (Cost $22,707,018)		22,707,018

Total Investments (Cost $135,722,651) - 114.5%		179,747,149
Liabilities in Excess of Other Assets - (14.5)%		(22,753,303)
TOTAL NET ASSETS - 100.0%		$156,993,846

*	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield is the 7-day yield as of June 30, 2019.
(d)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At June 30, 2019, the value of these securities total $13,250 which represents 0.01% of total net assets.

(e)	Private Placement.
(f)	Affiliated Issuer.
(g)	Level 3 security whose value was determined using significant unobservable inputs.
(h)	Security in default.
(i)	This security or portion of this security is out on loan at June 30, 2019. Total value of securities on loan is $22,366,876.
(j)	This security was purchased with cash proceeds from securities lending.
(k)	Amount calculated is less than 0.01%.
ADR	- American Depositary Receipt.
PLC	- Public Limited Company.

Summary of Fair Value Exposure at June 30, 2019
The Vice Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Vice Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Vice Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Vice Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered.  Because of the inherent uncertanty of valuations, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund's investments as of June 30, 2019:

Vice Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$155,393,208	$-	$-	$155,393,208
Preferred Stocks	-	2,921	12,500	15,421
Warrants	-	-	750	750
Short-Term Investment	1,630,752	-	-	1,630,752
Investments Purchased with Cash Proceeds from Securities Lending	22,707,018	-	-	22,707,018
Total*	$179,730,978	$2,921	$13,250	$179,747,149

*Additional information regarding the industry classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 3 fair value measurements during the reporting period for the Vice Fund.

The following is a reconciliation of the Vice Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2019:

Investments in Securities Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2019
Fair Value as of March 31, 2019	$125,750
Change in net unrealized appreciation (depreciation)	(112,500)
Fair Value as of June 30, 2019	$13,250

Total change in net unrealized (depreciation) relating to Level 3 investments still held at June 30, 2019	$(112,500)

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of June 30, 2019:

Investments		Fair Value as of June 30, 2019	Valuation Technique	Unobservable Inputs
Zodiac Spirits, LLC - Class A - Preferred		$12,500	Discounted Cash Flow	Projected Case Sales

Bio Soil Enhancers, Inc. - Corporate Bond		$-	Cash Flow	Projected Revenue

Bio Soil Enhancers, Inc. - Warrants		$750	Black Scholes	Projected Revenue Multiple

The following issuer was affiliated with the Vice Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the period ended June 30, 2019. The President of the Trust represents a Series A Preferred Member on the Board of Managers of Zodiac Spirits, LLC. See Section 2(a)(3) of the 1940 Act.

Vice Fund

	Zodiac
	Spirits, LLC-
	Class A

March 31, 2019
Balance
Shares	5,000
Cost	$5,000,000
Market Value	$125,000
Gross Additions
Shares	-
Cost	$-
Gross Deductions
Shares	-
Cost	$-
Proceeds	$-
June 30, 2019
Balance
Shares	5,000
Cost	$5,000,000
Market Value	$12,500

Net realized gain (loss)	$-

Change in net unrealized appreciation (depreciation)	$(112,500)

Dividend income	$-

USA Mutuals Navigator Fund
Portfolio of Investments
June 30, 2019 (Unaudited)

SHORT-TERM INVESTMENTS - 93.1%	Maturity Date	Yield	Principal Amount / Shares	Value
U.S. Treasury Bills - 71.4%
United States Treasury Bill (a)	7/25/2019	1.965%	$2,000,000	$1,997,407
United States Treasury Bill (a)	8/8/2019	2.079%	600,000	598,698
United States Treasury Bill (a)	8/22/2019	2.119%	1,500,000	1,495,463
United States Treasury Bill	8/29/2019	2.121%	5,000,000	4,982,833
United States Treasury Bill	9/12/2019	2.083%	5,000,000	4,979,139
United States Treasury Bill	9/19/2019	2.099%	5,000,000	4,976,970
United States Treasury Bill (a)	10/10/2019	2.118%	12,000,000	11,929,637
United States Treasury Bill (a)	10/24/2019	2.010%	1,000,000	993,663
United States Treasury Bill (a)	12/5/2019	2.037%	6,000,000	5,947,470
United States Treasury Bill (a)	12/12/2019	2.062%	22,000,000	21,796,424
United States Treasury Bill	5/21/2020	1.943%	5,000,000	4,913,886
Total U.S. Treasury Bills (Cost $64,574,950)				64,611,590

Investment Company - 21.7%
First American Government Obligations Fund - Class X, 2.30% (b)			19,690,758	19,690,758
Total Investment Company (Cost $19,690,758)				19,690,758
Total Short-Term Investments (Cost $84,265,708)				84,302,348

Total Investments (Cost $84,265,708) - 93.1%				84,302,348
Other Assets in Excess of Liabilities - 6.9%				6,238,199
TOTAL NET ASSETS - 100.0%				$90,540,547

(a)	Includes assets to satisfy the margin requirements for derivative contracts. Total value of collateral is $23,845,000.
(b)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2019.

USA Mutuals Navigator Fund
Schedule of Futures Contracts
June 30, 2019 (Unaudited)

				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month- Year	Appreciation	(Depreciation)
Long Contracts:
S&P 500 E-MINI	$81,112,710	551	Sep-19	$388,570	$–
Total Long Contracts				$388,570	$–
Net Unrealized Appreciation				$388,570

Summary of Fair Value Exposure at June 30, 2019
The Navigator Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Navigator Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Navigator Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Navigator Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Navigator Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered.  Because of the inherent uncertanty of valuations, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Navigator Fund's investments and derivative investments as of June 30, 2019:

Navigator Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Bills	$-	$64,611,590	$-	$64,611,590
Investment Company	19,690,758	-	-	19,690,758
Total Short-Term Investments	$19,690,758	$64,611,590	$-	$84,302,348

Futures Contracts
Long Futures Contracts	$388,570	$-	$-	$388,570
Total Futures Contracts	$388,570	$-	$-	$388,570

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   USA Mutuals

By (Signature and Title)  /s/ Cindy Clarke
                                         Cindy Clarke, President

Date:   August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

              By (Signature and Title)  /s/ Cindy Clarke
                                                       Cindy Clarke, President

Date:    August 27, 2019

By (Signature and Title)  /s/ Jordan Waldrep
                                         Jordan Waldrep, Treasurer

Date:   August 28, 2019